TLGIT STKSAI

                          SUPPLEMENT DATED JUNE 5, 1998
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF

                        TEMPLETON GLOBAL INVESTMENT TRUST
                              DATED AUGUST 1, 1997

The seventh paragraph under "What are the Funds' Potential Risks?" is amended as follows:

     As a non-fundamental policy, Greater European Fund will limit its investment in Russian securities to 10% of its total assets and Infrastructure Fund, Growth and Income Fund, and Latin America Fund will each limit its investment in Russian securities to 5% of its total assets. There can be no assurance that appropriate sub-custody arrangements will be available to the Funds if and when one or more of the Funds seeks to invest a portion of its assets in Russian securities.

                                  * * * * * * *

                     Investors should retain this supplement
                              for future reference